Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	AQR Funds
CIK	dei_EntityCentralIndexKey	0001444822
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 12, 2021
Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2021
Prospectus Date	rr_ProspectusDate	Mar. 15, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
AQR Alternative Risk Premia Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QRPIX
AQR Alternative Risk Premia Fund | N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QRPNX
AQR Alternative Risk Premia Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QRPRX